Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 38,192	$ 32,768
Less—accumulated depreciation	(21,436)	(16,662)
Property, plant and equipment, net	16,756	16,106	[1]
Depreciation	5,036	4,464		$ 3,587
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	526	509
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,294	6,898
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,637	6,430
Computers and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 22,735	$ 18,931

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 12, Shareholders’ Equity, for details.